Cover	6 Months Ended
Jun. 30, 2026
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	NOCOPI TECHNOLOGIES, INC.
Entity Central Index Key	0000888981
Entity Tax Identification Number	87-0406496
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	480 Shoemaker Road
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	King of Prussia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19406
City Area Code	610
Local Phone Number	834-9600
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	480 Shoemaker Road
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	King of Prussia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19406
City Area Code	610
Local Phone Number	834-9600
Contact Personnel Name	Matthew C. Winger